CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 7,581	$ 29
Trade receivables, net of provision of $2,227 and $1,313 for 2013 and 2012, respectively.	1,318	1,230
Insurance claims	186	276
Due from related party	1,167	346
Inventories	32	521
Deferred charges - current portion	1,210	0
Prepayments and other	839	389
Vessel held for sale	3,465	32,792
Total current assets	15,798	35,583
Vessels, net	71,834	75,690
Deferred charges, net of current	0	3,086
Total non-current assets	71,834	78,776
Total assets	87,632	114,359
CURRENT LIABILITIES:
Accounts payable	9,906	13,809
Convertible notes, net	115	0
Accrued liabilities	4,931	2,834
Unearned revenue	0	204
Due to related party	0	94
Derivative financial instruments - current portion	200	446
Bank loans - current portion	59,687	89,169
Total current liabilities	74,839	106,556
Total liabilities	74,839	106,556
Commitments and Contingencies	0	0
SHAREHOLDERS’ EQUITY:
Preferred stock, $0.001 par value; 5,000,000 shares authorized, 56,000 Series C Convertible Preferred Stock issued and outstanding at December 31, 2013 and none at December 31, 2012	0	0
Common stock, $0.001 par value; 250,000,000 shares authorized, 22,753,868 and 272,566 shares issued and outstanding at December 31, 2013 and 2012, respectively	23	0
Additional paid-in capital	185,009	131,337
Accumulated deficit	(172,239)	(123,534)
Total shareholders’ equity	12,793	7,803
Total liabilities and shareholders’ equity	$ 87,632	$ 114,359